Related Parties - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transactions with Related Parties [Abstract]
Research and development, net	$ 990	$ 982	$ 265